Income Taxes - Schedule Of Deferred Tax Assets and Liabilities (Detail) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryover		$ 17,537
Start-up/Organization costs		22,822
Total deferred tax assets	$ 176,000	40,359
Valuation allowance		(40,359)
Deferred tax asset, net of allowance		$ 0